Non-current and current financial debts	6 Months Ended
Jun. 30, 2025
Disclosure Of Borrowings [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2025 and December 31, 2024.

($ millions)	June 30, 2025	December 31, 2024
Non-current financial debts
Local facilities (Japan), floating rate debt due 2028	57	—
2.750% Series 2026 Notes	499	499
2.375% Series 2028 Notes	584	517
3.000% Series 2029 Notes	996	995
2.600% Series 2030 Notes	747	746
5.375% Series 2032 Notes	694	694
3.800% Series 2049 Notes	495	495
5.750% Series 2052 Notes	592	592
Revolving facility, floating rate due 2029	—	—
Total non-current financial debts	4,664	4,538

Current financial debts
Local facilities, floating rate:
Japan	—	26
All others	61	67
Other short-term financial debts, floating rate	10	8
Derivatives	10	4
Total current financial debts	81	105
Total financial debts	4,745	4,643
Interest expense recognized for Financial debts, excluding lease liabilities, was $43 million and $84 million for the three and six months ended June 30, 2025, respectively, and $43 million and $83 million for the three and six months ended June 30, 2024, respectively.
Revolving credit facility
The $1.32 billion Revolving Credit Facility remained undrawn as of June 30, 2025.
Local bilateral facilities
On January 20, 2025, three local bilateral facilities in Japan which were set to mature in February 2025 were refinanced by two facilities with three year maturities totaling $64 million (JPY 10 billion) using the FX rate as of January 20, 2025. Of that amount, $57 million was drawn as of June 30, 2025. The two local bilateral facilities are guaranteed by the Company.